INVENTORY AND BIOLOGICAL ASSETS (Details 1) - CAD ($)	Dec. 31, 2018	Dec. 31, 2017		Dec. 31, 2016	[1]
Disclosure of detailed information about biological assets [abstract]
Carrying amount of seeds	$ 15,660	$ 25,316
Carrying amount of live plants	10,486,919	9,818,374
Carrying amount	$ 10,502,579	$ 9,843,690	[1]	$ 2,320,093

[1]	Costs have been reallocated between production costs capitalized and changes in fair value less costs to sell due to biological transformation for the year ended December 31, 2017.